Biological assets (Details 1) - a	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)	31,277	32,286
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)	29,955	32,286
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)	1,322